Stockholders Equity (Details Narraitive) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 03, 2015	Jun. 30, 2014	Jul. 03, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000		3,000,000,000		3,000,000,000	3,000,000,000
Common stock, shares issued	20,750,603		20,750,603		1,666,000	20,520,229
Common stock, shares outstanding	20,750,603		20,750,603		1,666,000	20,470,229
Series C Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Series C Preferred stock, shares authorized	250,000,000		250,000,000		250,000,000	250,000,000
Series C Preferred stock, shares issued	53,733,436		53,733,436		0	52,378,436
Series C Preferred stock, shares outstanding	53,733,436		53,733,436		0	52,378,436
Series B Preferred stock, par value	0.0001		0.0001		0.0001	0.0001
Series B Preferred stock, shares authorized	1,000		1,000		0	1,000
Series B Preferred stock, shares issued	1,000		1,000		0	1,000
Series B Preferred stock, shares outstanding	1,000		1,000		0	1,000
Share-based compensation	$ 49,000	$ 8,000	$ 62,000	$ 9,000		$ 23,000
Derivative liability	$ 26,457,000		$ 26,457,000			444,018,000
Warrants [Member]
Derivative liability						15,630,000
Put/Call Agreement with Member of New West [Member]
Derivative liability						$ 238,679,000